Sector Weightings
Cambria Shareholder Yield ETF
Financials	25.12%
Consumer Discretionary	21.84%
Materials	15.39%
Industrials	10.71%
Information Technology	8.68%
Energy	7.59%
Communication Services	3.56%
Health Care	3.23%
Consumer Staples	2.74%
Utilities	1.14%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Shareholder Yield ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (99.07%)
Communication Services (3.53%)
AMC Networks, Inc., Class A(a)	55,091	$2,756,754
Discovery, Inc., Class C(a)(b)	72,179	1,956,773
Fox Corp., Class B	64,169	2,132,977
Lumen Technologies, Inc.	228,196	2,845,604
		9,692,108
Consumer Discretionary (21.63%)
Advance Auto Parts, Inc.(b)	15,130	3,208,468
AutoNation, Inc.(a)	28,747	3,487,874
Big Lots, Inc.(b)	47,971	2,763,609
Brunswick Corp.	26,077	2,722,439
Buckle, Inc.(b)	78,676	3,310,686
Citi Trends, Inc.(a)	37,825	3,016,544
Dillard's, Inc., Class A(b)	26,433	4,844,376
Foot Locker, Inc.	39,605	2,259,861
Guess?, Inc.(b)	113,297	2,528,789
Haverty Furniture Cos., Inc.(b)	73,425	2,642,566
Penske Automotive Group, Inc.	33,019	2,925,483
PulteGroup, Inc.	56,159	3,081,444
Qurate Retail, Inc., Series A	239,321	2,838,347
Ralph Lauren Corp.	21,983	2,495,510
Smith & Wesson Brands, Inc.	164,383	3,854,781
Sturm Ruger & Co., Inc.(b)	35,778	2,660,452
Toll Brothers, Inc.	75,205	4,457,400
Tri Pointe Homes, Inc.(a)	116,590	2,812,151
Whirlpool Corp.	15,664	3,470,203
		59,380,983

	Shares	Value
Consumer Staples (2.71%)
Nu Skin Enterprises, Inc., Class A(b)	58,562	$3,144,194
Tyson Foods, Inc., Class A(b)	31,239	2,232,339
Walgreens Boots Alliance, Inc.	43,788	2,064,604
		7,441,137
Energy (7.52%)
Chevron Corp.	21,627	2,201,845
CVR Energy, Inc.	129,317	1,766,470
Delek US Holdings, Inc.(a)(b)	139,049	2,416,667
Helmerich & Payne, Inc.	94,251	2,702,176
HollyFrontier Corp.	72,802	2,140,379
Murphy Oil Corp.	201,763	4,380,275
Valero Energy Corp.	36,757	2,461,616
World Fuel Services Corp.	74,315	2,560,895
		20,630,323
Financials (24.89%)
Aflac, Inc.	43,432	2,388,760
Allstate Corp.	20,114	2,615,826
Ally Financial, Inc.	50,018	2,568,925
Ameriprise Financial, Inc.	10,769	2,773,664
Assured Guaranty, Ltd.	53,489	2,557,309
Cathay General Bancorp	65,504	2,480,637
Citizens Financial Group, Inc.	49,395	2,082,493
Comerica, Inc.	37,647	2,584,843
Discover Financial Services	22,339	2,777,184
Federated Hermes, Inc.	78,142	2,534,926
Hilltop Holdings, Inc.	79,477	2,517,831
Hope Bancorp, Inc.	177,288	2,349,066
Investors Bancorp, Inc.	182,361	2,520,229
JPMorgan Chase & Co.	14,240	2,161,347
Lincoln National Corp.	37,380	2,303,356
M&T Bank Corp.	13,706	1,834,548
MetLife, Inc.	37,202	2,146,555
PacWest Bancorp	69,064	2,750,128
PNC Financial Services Group, Inc.	12,460	2,272,829
SLM Corp.	141,510	2,664,633
Sterling Bancorp	116,590	2,531,169
SVB Financial Group(a)	4,680	2,573,813
Synchrony Financial	55,091	2,590,379
Unum Group	80,456	2,204,494
US Bancorp	41,919	2,328,181
Voya Financial, Inc.	36,045	2,321,298
Webster Financial Corp.	48,327	2,324,529
Zions Bancorp NA	48,772	2,543,460
		68,302,412
Health Care (3.20%)
Biogen, Inc.(a)	9,701	3,169,608
McKesson Corp.	11,926	2,430,877

	Shares	Value
Health Care (continued)
Universal Health Services, Inc., Class B	19,847	$3,183,657
		8,784,142
Industrials (10.61%)
Acuity Brands, Inc.	17,355	3,043,720
Boise Cascade Co.	41,652	2,130,500
Cummins, Inc.	9,879	2,292,916
Deluxe Corp.	65,415	2,871,718
Eaton Corp. PLC	19,224	3,038,353
ManpowerGroup, Inc.	22,339	2,648,959
MasTec, Inc.(a)	30,260	3,063,220
MSC Industrial Direct Co., Inc., Class A(b)	25,098	2,237,989
nVent Electric PLC	81,079	2,562,907
Quanta Services, Inc.	31,239	2,839,625
Snap-on, Inc.(b)	10,947	2,386,227
		29,116,134
Information Technology (8.60%)
Apple, Inc.	29,192	4,257,945
Arrow Electronics, Inc.(a)	20,915	2,479,892
Hewlett Packard Enterprise Co.	147,651	2,140,940
HP, Inc.	85,974	2,482,069
Intel Corp.	50,463	2,710,872
Juniper Networks, Inc.	89,267	2,511,973
Sanmina Corp.(a)	60,965	2,342,275
Western Union Co.	89,712	2,082,216
Xerox Holdings Corp.	107,423	2,592,117
		23,600,299
Materials (15.25%)
Cabot Corp.	51,353	2,827,496
Domtar Corp.(a)	72,980	4,007,332
DuPont de Nemours, Inc.(b)	37,202	2,792,010
Element Solutions, Inc.	141,688	3,314,082
Huntsman Corp.	83,838	2,214,162
International Paper Co.	43,165	2,493,210
Louisiana-Pacific Corp.	63,457	3,518,056
LyondellBasell Industries NV, Class A	25,365	2,519,506
Nucor Corp.	35,600	3,703,112
Reliance Steel & Aluminum Co.	15,753	2,475,584
Resolute Forest Products, Inc.	269,403	3,216,672
Schweitzer-Mauduit International, Inc.	68,467	2,692,807
Steel Dynamics, Inc.	54,112	3,487,518
Worthington Industries, Inc.	40,406	2,584,772
		41,846,319

	Shares	Value
Utilities (1.13%)
UGI Corp.(b)	67,373	$3,098,484

Total Common Stocks
(Cost $265,487,222)		271,892,341

	Shares	Value
Short-Term Investment (4.33%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	11,889,068	$11,889,068

Total Short-Term Investment
(Cost $11,889,068)		11,889,068

Total Investments (103.40%)
(Cost $277,376,290)		$283,781,409

Liabilities Less Other Assets (-3.40%)		(9,338,498)

Net Assets (100.00%)		$274,442,911

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $11,511,156.
(c)	Rate shown is the 7-day effective yield as of July 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $11,889,068.

Investment Abbreviations:
PLC - Public Limited Company

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financials	24.10%
Materials	21.89%
Industrials	10.83%
Energy	10.26%
Consumer Discretionary	8.32%
Communication Services	7.70%
Information Technology	6.62%
Consumer Staples	3.83%
Utilities	3.30%
Real Estate	1.79%
Other	1.36%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Foreign Shareholder Yield ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (98.15%)
Australia (5.37%)
AGL Energy, Ltd.	23,112	$122,626
Alumina, Ltd.	145,335	178,112
Bendigo & Adelaide Bank, Ltd.	47,925	363,303
BHP Group, Ltd.	13,176	517,204
Fortescue Metals Group, Ltd.	32,022	585,367
Worley, Ltd.	27,513	225,526
		1,992,138
Belgium (3.17%)
Ageas SA	7,900	417,590
Euronav NV	34,371	298,619
Solvay SA	3,429	457,612
		1,173,821
Canada (20.41%)
ARC Resources, Ltd.	92,735	701,681
Canadian Natural Resources, Ltd.	10,800	356,393
Canadian Tire Corp., Ltd., Class A	2,700	415,388
Canadian Western Bank(a)	10,800	294,412
Corus Entertainment, Inc., Class B	75,600	350,853
Crescent Point Energy Corp.	124,200	453,953
Finning International, Inc.	13,500	349,078
Great-West Lifeco, Inc.	9,461	284,679
Home Capital Group, Inc.(b)	13,500	420,387
Labrador Iron Ore Royalty Corp.	15,780	627,481
Mullen Group, Ltd.	35,100	381,216

	Shares	Value
Canada (continued)
Precision Drilling Corp.(b)	8,100	$269,437
Russel Metals, Inc.	13,500	380,891
Sun Life Financial, Inc.	5,400	281,254
Suncor Energy, Inc.	10,800	212,607
Teck Resources, Ltd	21,600	493,081
Tourmaline Oil Corp.	24,300	663,400
TransAlta Corp.	35,100	366,024
Transcontinental, Inc., Class A	13,500	267,165
		7,569,380
Denmark (1.29%)
Scandinavian Tobacco Group A/S, Class A(c)	23,355	478,571

Finland (3.15%)
Nokian Renkaat Oyj	12,015	506,831
Sampo Oyj(b)	7,533	362,982
UPM-Kymmene Oyj	7,263	296,727
		1,166,540
France (2.76%)
AXA SA	13,365	346,891
Metropole Television SA	15,930	318,982
Nexity SA	7,101	357,834
		1,023,707
Germany (4.70%)
DWS Group GmbH & Co. KGaA(c)	6,021	284,126
Evonik Industries AG	10,071	350,040
Freenet AG	15,228	364,898
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,951	527,447
United Internet AG	5,211	215,737
		1,742,248
Great Britain (11.80%)
Abrdn PLC	79,299	313,043
Aviva PLC	68,499	368,765
Berkeley Group Holdings PLC	3,834	258,204
Direct Line Insurance Group PLC	60,593	250,737
Legal & General Group PLC	82,034	298,069
Man Group PLC	185,652	510,826
Mondi PLC	14,121	391,781
Persimmon PLC	8,775	354,210
Quilter PLC(c)	124,335	277,214
Rio Tinto PLC	7,350	623,313
Tate & Lyle PLC	35,343	363,147
WPP PLC	28,404	367,181
		4,376,490

	Shares	Value
Hong Kong (9.71%)
China Resources Cement Holdings, Ltd.	175,500	$144,760
China Resources Power Holdings Co., Ltd.	186,300	320,763
Kingboard Holdings, Ltd.	67,500	353,519
Kingboard Laminates Holdings, Ltd.	210,600	421,138
Kunlun Energy Co., Ltd.	456,300	394,580
Lee & Man Paper Manufacturing, Ltd.	378,000	282,120
New World Development Co., Ltd.	62,100	294,472
Nine Dragons Paper Holdings, Ltd.	243,000	306,128
Shougang Fushan Resources Group, Ltd.	1,998,000	503,925
VTech Holdings, Ltd.	32,400	321,034
Yue Yuen Industrial Holdings, Ltd.(b)	121,500	256,410
		3,598,849
Italy (2.39%)
Anima Holding SpA(c)	67,527	333,073
Eni SpA	25,596	304,362
UnipolSai Assicurazioni SpA	89,802	249,702
		887,137
Japan (16.34%)
Asahi Holdings, Inc.	18,900	372,642
Concordia Financial Group, Ltd.	81,000	289,431
Dai-ichi Life Holdings, Inc.	18,900	346,628
Daiwabo Holdings Co., Ltd.	21,600	433,949
Isuzu Motors, Ltd.	27,000	356,866
Japan Tobacco, Inc.	13,500	263,343
Marubeni Corp.	40,500	341,816
Mixi, Inc.	13,500	338,777
Nippon Carbon Co., Ltd.	8,100	302,721
Nippon Electric Glass Co., Ltd.	16,200	365,480
Nippon Express Co., Ltd.	5,400	391,814
Nippon Yusen KK	8,100	434,146
Nishimatsu Construction Co., Ltd.	10,800	349,483
Nitto Denko Corp.	5,400	398,706
Sumitomo Rubber Industries, Ltd.	27,000	361,050
Ube Industries, Ltd.	16,200	323,985
Yamato Holdings Co., Ltd.	13,500	387,630
		6,058,467
Luxembourg (2.18%)
APERAM SA	7,641	478,588
RTL Group SA	5,832	330,000
		808,588
Netherlands (5.70%)
Aegon NV(a)	76,761	327,262

	Shares	Value
Netherlands (continued)
ASR Nederland NV	8,358	$343,545
Boskalis Westminster	11,259	354,202
Flow Traders(c)	8,370	340,364
Koninklijke Ahold Delhaize NV	9,423	292,809
NN Group NV	9,126	453,924
		2,112,106
Norway (1.45%)
Telenor ASA	13,638	236,800
Yara International ASA	5,751	302,888
		539,688
Singapore (1.38%)
UMS Holdings, Ltd.	432,000	513,318

Spain (0.67%)
Repsol SA	22,599	247,198

Sweden (2.16%)
Betsson AB	64,908	522,527
Telia Co. AB	63,131	277,139
		799,666
Switzerland (3.52%)
Ferrexpo PLC	65,556	438,121
Holcim, Ltd.(b)	6,615	387,765
Zurich Insurance Group AG	1,188	479,738
		1,305,624
Total Common Stocks
(Cost $32,540,482)		36,393,536

	Shares	Value
Short-Term Investment (0.38%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	141,120	$141,120

Total Short-Term Investment
(Cost $141,120)		141,120

Total Investments (98.53%)
(Cost $32,681,602)		$36,534,656

Other Assets Less Liabilities (1.47%)		544,642

Net Assets (100.00%)		$37,079,298

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $342,489.
(b)	Non-income producing security.
(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $1,713,348, which represented approximately 4.62% of net assets.
(d)	Rate shown is the 7-day effective yield as of July 31, 2021.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $141,120.

Investment Abbreviations:
GmbH - German Company with limited liability
KGaA - German Master Limited Partnership
Oyj - Finnish public stock company
PLC - Public Limited Company
SpA - Italian Public Limited Company

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Value ETF
Financials	26.39%
Materials	18.51%
Utilities	15.95%
Energy	8.54%
Other	7.80%
Consumer Staples	7.57%
Industrials	6.13%
Consumer Discretionary	3.74%
Real Estate	2.75%
Communication Services	2.62%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Value ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (89.12%)
Austria (9.39%)
BAWAG Group AG(a)	34,561	$1,966,269
Erste Group Bank AG	21,594	837,898
Erste Group Bank AG(b)	27,840	1,084,135
IMMOFINANZ AG	51,146	1,212,836
Raiffeisen Bank International AG	54,356	1,287,021
UNIQA Insurance Group AG	129,898	1,114,085
Voestalpine AG	43,442	1,916,006
Wienerberger AG	54,142	2,213,233
		11,631,483
Chile (7.95%)
Banco de Credito e Inversiones SA	27,991	1,154,481
CAP SA	200,197	3,469,025
Cencosud SA	780,244	1,415,139
Cia Cervecerias Unidas SA	125,939	1,360,646
Colbun SA	6,399,242	935,999
Empresa Nacional de Telecomunicaciones SA	176,978	851,442
Latam Airlines Group SA(b)	250,594	660,295
		9,847,027
Czech Republic (8.70%)
CEZ AS	128,186	3,559,588
Komercni banka as(b)	63,772	2,370,072
Moneta Money Bank AS(a)(b)	784,738	3,190,222
Philip Morris CR AS	2,461	1,662,122
		10,782,004

	Shares	Value
Great Britain (7.37%)
Aviva PLC	183,719	$989,052
Barratt Developments PLC	96,407	942,870
Direct Line Insurance Group PLC	246,956	1,021,918
J Sainsbury PLC	294,678	1,160,411
Kingfisher PLC	208,115	1,065,713
Legal & General Group PLC	270,924	984,398
M&G PLC	342,721	1,073,772
Persimmon PLC	23,540	950,212
Phoenix Group Holdings PLC	100,152	945,807
		9,134,153
Greece (8.31%)
FF Group(b)(c)(d)	25,407	0
Hellenic Petroleum SA	133,429	913,279
Hellenic Telecommunications Organization SA	90,950	1,659,345
JUMBO SA	51,639	820,843
Karelia Tobacco Co. Inc SA(d)	4,564	1,526,766
Motor Oil Hellas Corinth Refineries SA(b)	98,868	1,590,351
Mytilineos SA	88,596	1,643,722
Public Power Corp. SA(b)	198,913	2,135,450
		10,289,756
Poland (10.76%)
Alior Bank SA(b)	203,942	1,954,455
Bank Polska Kasa Opieki SA	38,413	938,464
Eurocash SA(e)	139,207	443,367
Grupa Lotos SA	62,091	855,816
Jastrzebska Spolka Weglowa SA(b)(e)	225,877	2,040,368
KGHM Polska Miedz SA	41,195	2,080,869
PGE Polska Grupa Energetyczna SA(b)	451,219	1,016,633
Polski Koncern Naftowy ORLEN SA	42,907	812,365
Powszechna Kasa Oszczednosci Bank Polski SA(b)	111,173	1,091,963
Santander Bank Polska SA(b)	11,021	733,208
Tauron Polska Energia SA(b)	1,605,453	1,354,373
		13,321,881
Portugal (6.05%)
Altri SGPS SA	54,705	330,635
Corticeira Amorim SGPS SA	138,719	1,727,837
Energias de Portugal SA	346,286	1,797,997
Galp Energia SGPS SA	97,106	947,342
Greenvolt-Energias Renovaveis SA(b)	994	5,607
Jeronimo Martins SGPS SA	31,938	650,702
Mota-Engil SGPS SA(b)(e)	189,390	280,831
Navigator Co. SA	260,331	937,573
NOS SGPS SA	161,035	596,772

	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	79,435	$221,912
		7,497,208
Russia (9.29%)
Alrosa PJSC	1,299,408	2,302,360
Gazprom Neft PJSC	344,540	2,003,590
Gazprom PJSC	383,809	1,494,228
Rosneft Oil Co. PJSC	203,728	1,511,866
Sberbank of Russia PJSC	295,907	1,239,194
Severstal PAO	85,386	2,086,795
Unipro PJSC	23,068,772	864,483
		11,502,516
Singapore (7.01%)
CapitaLand, Ltd.	417,300	1,241,167
City Developments, Ltd.	160,500	811,414
ComfortDelGro Corp., Ltd.	577,800	669,505
Golden Agri-Resources, Ltd.	4,439,054	753,520
Jardine Cycle & Carriage, Ltd.	42,800	647,551
Oversea-Chinese Banking Corp., Ltd.	128,400	1,165,593
SATS, Ltd.(b)	288,900	855,005
Sembcorp Industries, Ltd.	481,500	742,710
Sembcorp Marine, Ltd.(b)	2,364,647	200,697
Singapore Airlines, Ltd.(b)	149,800	563,844
United Overseas Bank, Ltd.	53,500	1,037,662
		8,688,668
Spain (7.81%)
Acciona SA(e)	6,866	1,052,311
Banco Bilbao Vizcaya Argentaria SA	111,007	712,534
Banco Santander SA	154,195	564,748
CaixaBank SA	221,854	659,254
Enagas SA	36,406	836,096
Endesa SA	43,026	1,046,825
Ferrovial SA	24,829	736,337
Iberdrola SA(e)	164,067	1,977,391
Mapfre SA	340,309	701,214
Naturgy Energy Group SA(e)	53,425	1,380,954
		9,667,664
Turkey (6.48%)
Akbank TAS	901,715	562,903
Eregli Demir ve Celik Fabrikalari TAS	647,870	1,537,788
Haci Omer Sabanci Holding AS	648,604	729,737
KOC Holding AS	345,768	843,697
Petkim Petrokimya Holding AS(b)	1,897,333	1,276,748
Turkiye Halk Bankasi AS(b)	933,904	508,737
Turkiye Is Bankasi AS, Class C	978,137	611,771
Turkiye Sise ve Cam Fabrikalari AS	892,382	803,843
Turkiye Vakiflar Bankasi TAO, Class D(b)	946,858	388,812

	Shares	Value
Yapi ve Kredi Bankasi AS	2,690,986	$763,287
		8,027,323
Total Common Stocks
(Cost $105,342,434)		110,389,683

	Shares	Value
Exchange Traded Funds (6.59%)
Colombia (6.59%)
Equity ETF (6.59%)
iShares® MSCI Colombia ETF(e)(f)	861,450	8,169,131

Total Exchange Traded Funds
(Cost $6,913,520)		8,169,131

	Shares	Value
Short-Term Investment (2.59%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(g)(h)	3,211,604	$3,211,604

Total Short-Term Investment
(Cost $3,211,604)		3,211,604

Total Investments (98.30%)
(Cost $115,467,558)		$121,770,418

Other Assets Less Liabilities (1.70%)		2,103,010

Net Assets (100.00%)		$123,873,428

Percentages based on Net Assets.

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $5,156,491, which represented approximately 4.16% of net assets.
(b)	Non-income producing security.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at July 31, 2021 was $1,526,766, which represent 1.23% of the Fund's net assets.

(e)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $4,425,579.
(f)	Investment is or was considered to be an affiliate during the reporting period by virtue of the Fund owning at least 5% of shares of the issuer.
(g)	Rate shown is the 7-day effective yield as of July 31, 2021.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $3,211,604.

Investment Abbreviations:
ETF- Exchange Traded Fund
PJSC - Private Joint Stock Company
PLC - Public Limited Company
MSCI - Morgan Stanley Capital International

Transactions with affiliated companies for the three months ended July 31, 2021 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income
iShares MSCI Colombia ETF	$8,347,450	$–	$–	$(178,319)	$–	$8,169,131	861,450	$33,319
	$8,347,450	$–	$–	$(178,319)	$–	$8,169,131	861,450	$33,319

Cambria Global Value ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(1)	Total
Common Stocks
Austria	$11,631,483	–	$–	11,631,483
Chile	9,847,027	–	–	9,847,027
Czech Republic	10,782,004	–	–	10,782,004
Great Britain	9,134,153	–	–	9,134,153
Greece	10,289,756	–	–	10,289,756
Poland	13,321,881	–	–	13,321,881
Portugal	7,497,208	–	–	7,497,208
Russia	11,502,516	–	–	11,502,516
Singapore	8,688,668	–	–	8,688,668
Spain	9,667,664	–	–	9,667,664
Turkey	8,027,323	–	–	8,027,323
Exchange Traded Funds
Colombia	8,169,131	–	–	8,169,131
Short-Term Investment	3,211,604	–	–	3,211,604
Total	$121,770,418	$–	$–	$121,770,418

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Momentum ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Exchange Traded Funds (98.27%)
Global (34.17%)
Commodity ETF (14.14%)
Invesco DB Base Metals Fund(a)	211,746	$4,395,847
Invesco DB Energy Fund(a)	279,090	4,462,956
		8,858,803
Equity ETF (20.03%)
iShares® Global Consumer Discretionary ETF(b)	23,609	4,000,309
iShares® Global Materials ETF	53,256	4,954,938
Cambria Global Value ETF*	155,220	3,592,443
		12,547,690
International (15.28%)
Equity ETF (15.28%)
Cambria Emerging Shareholder Yield ETF(b)*	145,717	5,617,390
Cambria Foreign Shareholder Yield ETF(b)*	144,378	3,958,484
		9,575,874
United States (48.82%)
Commodity ETF (6.53%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	200,802	4,090,337

Equity ETF (42.29%)
Cambria Shareholder Yield ETF*	165,160	10,187,069
Cambria Value and Momentum ETF*	318,000	7,387,140
Vanguard® Small-Cap ETF(b)	19,698	4,371,971
Vanguard® Small-Cap Value ETF	26,670	4,555,236
		26,501,416
Total Exchange Traded Funds
(Cost $50,333,908)		61,574,120

	Shares	Value
Short-Term Investment (3.87%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	2,427,383	$2,427,383

Total Short-Term Investment
(Cost $2,427,383)		2,427,383

Total Investments (102.14%)
(Cost $52,761,291)		$64,001,503

Liabilities Less Other Assets (-2.14%)		(1,344,919)

Net Assets (100.00%)		$62,656,584

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $2,361,122.
(c)	Rate shown is the 7-day effective yield as of July 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $2,427,383.

Investment Abbreviations:
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange

Transactions with affiliated companies for the three months ended July 31, 2021 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income
Cambria Emerging Shareholder Yield ETF	$5,783,508	$–	$–	$(166,118)	$–	$5,617,390	145,717	$155,015
Cambria Foreign Shareholder Yield ETF	4,020,942	–	–	(62,458)	–	3,958,484	144,378	92,323
Cambria Global Value ETF	3,553,933	–	–	38,510	–	3,592,443	155,220	59,555
Cambria Shareholder Yield ETF	10,330,758	–	–	(143,689)	–	10,187,069	165,160	51,895
Cambria Value and Momentum ETF	3,875,793	3,847,545	–	(336,198)	–	7,387,140	318,000	19,274
	$27,564,934	$3,847,545	$–	$(669,953)	$–	$30,742,526	928,475	$378,062

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Asset Allocation ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Exchange Traded Funds (98.55%)
Global (15.75%)
Commodity ETF (0.91%)
Graniteshares Gold Trust(a)	27,506	$495,658

Equity ETF (14.42%)
Alpha Architect Value Momentum Trend ETF(a)	35,292	975,831
Cambria Global Real Estate ETF*	123,692	4,019,730
Cambria Global Value ETF*	122,400	2,832,850
		7,828,411
Fixed Income ETF (0.42%)
Cambria Global Tail Risk ETF*	10,072	229,743

International (33.55%)
Equity ETF (17.21%)
Alpha Architect International Quantitative Momentum ETF(a)(b)	36,142	1,309,316
Cambria Emerging Shareholder Yield ETF(b)*	145,962	5,626,835
Cambria Foreign Shareholder Yield ETF(b)*	87,754	2,405,996
		9,342,147
Fixed Income ETF (16.34%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	26,078	1,488,532
VanEck Vectors Emerging Markets High Yield Bond ETF(b)	79,900	1,884,841
VanEck Vectors International High Yield Bond ETF(b)	39,882	1,018,271
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	69,632	2,166,252

	Shares	Value
Fixed Income ETF (continued)
Vanguard® Total International Bond ETF(b)	39,984	$2,315,473
		8,873,369
United States (49.25%)
Commodity ETF (8.45%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	225,318	4,589,728

Equity ETF (17.84%)
Alpha Architect US Quantitative Momentum ETF(a)(b)	43,486	2,121,573
Cambria Shareholder Yield ETF*	84,422	5,207,149
Cambria Value and Momentum ETF*	101,422	2,356,033
		9,684,755
Fixed Income ETF (22.96%)
iShares® Short Treasury Bond ETF(b)	8,534	942,922
Schwab US TIPS Bond ETF(b)	25,466	1,627,023
Vanguard® Intermediate-Term Corporate Bond ETF	16,422	1,577,990
Vanguard® Intermediate-Term Government Bond ETF	28,322	1,941,473
Vanguard® Long-Term Treasury Bond ETF	19,958	1,811,588
Vanguard® Short-Term Corporate Bond ETF	12,036	997,423
Vanguard® Total Bond Market ETF	41,106	3,566,356
		12,464,775
Total Exchange Traded Funds
(Cost $46,290,487)		53,508,586

	Shares	Value
Short-Term Investment (6.95%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	3,776,039	$3,776,039

Total Short-Term Investment
(Cost $3,776,039)		3,776,039

Total Investments (105.50%)
(Cost $50,066,526)		$57,284,625

Liabilities Less Other Assets (-5.50%)		(2,989,077)

Net Assets (100.00%)		$54,295,548

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $3,676,698.
(c)	Rate shown is the 7-day effective yield as of July 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $3,776,039.

Investment Abbreviations:
ETF - Exchange Traded Funds
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depository Receipt

Transactions with affiliated companies for the six months ended July 31, 2021 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2021	Share at July 31, 2021	Dividend Income
Cambria Emerging Shareholder Yield ETF	$5,622,843	$168,510	$–	$(164,518)	$–	$5,626,835	145,962	$155,276
Cambria Foreign Shareholder Yield ETF	2,372,077	73,352	–	(39,434)	–	2,405,996	87,754	56,114
Cambria Global Real Estate ETF	3,801,330	118,104	–	100,296	–	4,019,730	123,692	78,137
Cambria Global Value ETF	2,720,057	85,068	–	27,725	–	2,832,850	122,400	46,962
Cambria Shareholder Yield ETF	5,125,284	158,291	–	(76,426)	–	5,207,149	84,422	26,526
Cambria Global Tail Risk ETF	235,634	–	–	(5,891)	–	229,743	10,072	–
Cambria Value and Momentum ETF	2,271,007	72,594	–	12,432	–	2,356,033	101,422	6,147
	$22,148,232	$675,919	$–	$(145,816)	$–	$22,678,336	675,724	$369,162

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Value and Momentum ETF
Consumer Discretionary	25.38%
Financials	23.11%
Energy	15.28%
Industrials	13.75%
Materials	9.22%
Information Technology	6.34%
Health Care	4.52%
Consumer Staples	1.76%
Communication Services	0.64%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Value and Momentum ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (93.06%)
Communication Services (0.60%)
AMC Networks, Inc., Class A(a)	2,780	$139,111

Consumer Discretionary (23.62%)
Bed Bath & Beyond, Inc.(a)(b)	8,172	233,229
Big 5 Sporting Goods Corp.(b)	15,944	349,493
Buckle, Inc.(b)	5,800	244,064
Century Communities, Inc.	2,940	204,183
Citi Trends, Inc.(a)	2,240	178,640
Container Store Group, Inc.(a)	10,860	114,247
Dillard's, Inc., Class A(b)	1,920	351,878
Ethan Allen Interiors, Inc.	6,280	149,276
G-III Apparel Group, Ltd.(a)	5,660	169,008
Goodyear Tire & Rubber Co.(a)	3,823	60,059
Green Brick Partners, Inc.(a)	6,660	166,966
Group 1 Automotive, Inc.	1,140	198,064
Haverty Furniture Cos., Inc.	5,180	186,428
Hibbett, Inc.	3,588	318,112
Hovnanian Enterprises, Inc., Class A(a)	1,740	181,639
MarineMax, Inc.(a)	3,380	181,810
Nautilus, Inc.(a)(b)	16,598	239,841
Overstock.com, Inc.(a)	2,529	176,120
Qurate Retail, Inc., Series A	15,428	182,976
Rent-A-Center, Inc., Class A	8,764	501,476
Shoe Carnival, Inc.	5,000	168,500
Smith & Wesson Brands, Inc.	9,016	211,425

	Shares	Value
Consumer Discretionary (continued)
TravelCenters of America, Inc.(a)	5,820	$168,314
Tupperware Brands Corp.(a)	7,000	146,230
Vista Outdoor, Inc.(a)	7,496	302,763
VOXX International Corp.(a)	8,900	101,638
		5,486,379
Consumer Staples (1.64%)
Nu Skin Enterprises, Inc., Class A	2,200	118,118
United Natural Foods, Inc.(a)	7,944	263,105
		381,223
Energy (14.21%)
Alto Ingredients, Inc.(a)(b)	19,580	103,774
Antero Resources Corp.(a)	47,035	639,676
Bonanza Creek Energy, Inc.	8,396	322,994
Centennial Resource Development, Inc., Class A(a)(b)	38,860	202,460
EQT Corp.(a)	7,940	146,017
Green Plains, Inc.(a)	7,740	273,686
Matador Resources Co.	13,474	416,347
Oil States International, Inc.(a)	27,680	156,669
Ovintiv, Inc.	13,255	340,123
Patterson-UTI Energy, Inc.	23,500	188,470
PDC Energy, Inc.	4,080	161,364
Range Resources Corp.(a)	22,974	349,894
		3,301,474
Financials (21.51%)
Ally Financial, Inc.	3,680	189,005
American Financial Group, Inc.	1,480	187,205
Berkshire Hills Bancorp, Inc.	6,760	182,791
Cadence BanCorp	7,540	143,260
Capital One Financial Corp.	1,180	190,806
CIT Group, Inc.	3,560	171,734
CNO Financial Group, Inc.	7,008	160,063
Cowen, Inc.	5,936	237,321
Customers Bancorp, Inc.(a)	5,520	199,934
Donnelley Financial Solutions, Inc.(a)	6,540	210,653
Great Western Bancorp, Inc.	5,560	171,248
Green Dot Corp., Class A(a)	2,340	107,804
Hanmi Financial Corp.	8,900	162,247
Meta Financial Group, Inc.	4,424	219,873
Morgan Stanley	2,309	221,618
Mr Cooper Group, Inc.(a)	10,502	390,464
Open Lending Corp., Class A(a)(b)	5,220	198,360
PacWest Bancorp	4,480	178,394
Regions Financial Corp.	9,060	174,405
Silvergate Capital Corp., Class A(a)	2,664	273,859
SLM Corp.	9,040	170,223

	Shares	Value
Financials (continued)
Sterling Bancorp	7,300	$158,483
Stewart Information Services Corp.	2,660	156,967
SuRo Capital Corp.	9,416	114,969
SVB Financial Group(a)	460	252,982
Synovus Financial Corp.	4,160	170,144
		4,994,812
Health Care (4.20%)
Community Health Systems, Inc.(a)	11,960	159,307
Fulgent Genetics, Inc.(a)(b)	1,580	145,755
Molina Healthcare, Inc.(a)	620	169,266
Owens & Minor, Inc.	10,845	501,582
		975,910
Industrials (12.80%)
ArcBest Corp.	3,620	213,978
Atlas Air Worldwide Holdings, Inc.(a)	3,425	229,372
Boise Cascade Co.	4,160	212,784
Comfort Systems USA, Inc.	2,180	162,955
Infrastructure and Energy Alternatives, Inc.(a)(b)	10,676	128,859
MasTec, Inc.(a)	1,960	198,411
MYR Group, Inc.(a)(b)	2,620	250,551
Primoris Services Corp.	5,440	162,656
Quanta Services, Inc.	3,824	347,602
Regal Beloit Corp.	1,140	167,842
Resideo Technologies, Inc.(a)	7,972	235,174
RR Donnelley & Sons Co.(a)	44,000	269,280
Veritiv Corp.(a)(b)	4,140	253,699
Yellow Corp.(a)	26,720	138,944
		2,972,107
Information Technology (5.90%)
Amkor Technology, Inc.	11,542	284,395
Aviat Networks, Inc.(a)(b)	5,160	192,365
SYNNEX Corp.	1,560	186,482
Turtle Beach Corp.(a)(b)	6,104	188,614
Ultra Clean Holdings, Inc.(a)	9,580	517,416
		1,369,272
Materials (8.58%)
AdvanSix, Inc.(a)	6,360	212,742
Alcoa Corp.(a)	7,068	283,780
Intrepid Potash, Inc.(a)	5,460	165,438
Louisiana-Pacific Corp.	3,340	185,170
Nucor Corp.	1,940	201,799
Olympic Steel, Inc.	6,520	196,382
Rayonier Advanced Materials, Inc.(a)	19,280	134,382
Resolute Forest Products, Inc.	19,080	227,815
TimkenSteel Corp.(a)	17,320	230,876

	Shares	Value
Materials (continued)
Worthington Industries, Inc.	2,420	$154,807
		1,993,191

Total Common Stocks
(Cost $17,816,394)		21,613,479

	Shares	Value
Short-Term Investment (6.59%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	1,530,619	$1,530,619

Total Short-Term Investment
(Cost $1,530,619)		1,530,619

Total Investments (99.65%)
(Cost $19,347,013)		$23,144,098

Other Assets Less Liabilities (0.35%)		80,438

Net Assets (100.00%)		$23,224,536

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,486,246.
(c)	Rate shown is the 7-day effective yield as of July 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $1,530,619.

The open futures contracts held by the Fund as of July 31, 2021 are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Notional Value	Unrealized Depreciation
S&P® 500 Mini Future	53	Sep-2021	$(11,198,039)	$(11,632,175)	$(434,136)

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	76.83%
Sovereign Debt	14.46%
Purchased Options	8.71%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Tail Risk ETF
Schedule of Investments
July 31, 2021 (Unaudited)
		Shares	Value
Exchange Traded Funds (71.26%)
International (26.78%)
Fixed Income ETF (26.78%)
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF		29,892	$929,940
Vanguard® Total International Bond ETF		16,362	947,523
			1,877,463
United States (44.48%)
Fixed Income ETF (44.48%)
iShares® 7-10 Year Treasury Bond ETF(a)		13,177	1,551,065
iShares® TIPS Bond ETF		12,000	1,566,960
			3,118,025
Total Exchange Traded Funds
(Cost $4,873,783)			4,995,488

	Currency	Face Amount	Value
Sovereign Debt (13.42%)
Turkey Government Bond, 8.500%, 9/14/2022	TRY	4,641,000	499,367
Colombian TES
7.000%, 5/4/2022	COP	819,000,000	218,366
7.500%, 8/26/2026	COP	812,500,000	222,714
			940,447
Total Sovereign Debt
(Cost $1,524,357)			940,447

	Contracts	Notional Amount	Value
Purchased Options (8.07%)
Put Options
MSCI EAFE Index-MXEA US
Expires 09/16/21, Strike Price $2,100	5	$1,160,544	$4,750
Expires 12/16/21, Strike Price $2,100	13	3,017,415	46,280
Expires 03/17/22, Strike Price $2,150	20	4,642,176	136,300
Expires 06/17/22, Strike Price $2,200	4	928,435	44,700
MSCI Emerging Markets Index-MXEF US
Expires 09/17/21, Strike Price $1,300	5	638,902	22,300
Expires 12/17/21, Strike Price $1,300	12	1,533,366	88,200
Expires 03/18/22, Strike Price $1,250	23	2,938,952	167,440
Expires 06/17/22, Strike Price $1,250	6	766,683	56,100
Total Purchased Options
(Cost $823,861)			566,070

		Shares	Value
Short-Term Investment (16.74%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(b)(c)		1,173,550	$1,173,550

Total Short-Term Investment
(Cost $1,173,550)			1,173,550

Total Investments (109.49%)
(Cost $8,395,551)			$7,675,555

Liabilities Less Other Assets (-9.49%)			(665,635)

Net Assets (100.00%)			$7,009,920

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $1,153,558.

(b)	Rate shown is the 7-day effective yield as of July 31, 2021.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $1,173,550.

Currency Abbreviations:
COP — Colombian Peso
TRY— Turkish Lira

Cambria Global Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$4,995,488	$–	$–	$4,995,488
Sovereign Debt	–	940,447	–	940,447
Short-Term Investment	1,173,550	–	–	1,173,550
Total	$6,169,038	$940,447	$–	$7,109,485
Other Financial Instruments
Purchased Options	$566,070	$–	$–	$566,070
Total	$566,070	$–	$–	$566,070

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1 or Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	32.18%
Information Technology	24.38%
Industrials	12.96%
Consumer Discretionary	7.72%
Energy	7.20%
Financials	4.15%
Consumer Staples	4.08%
Utilities	3.64%
Real Estate	1.40%
Communication Services	0.98%
Health Care	0.67%
Other	0.64%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Emerging Shareholder Yield ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (96.60%)
Australia (1.54%)
BHP Group PLC	33,374	$1,078,970

Brazil (1.72%)
Camil Alimentos SA	296,000	509,223
Vale SA	33,300	701,389
		1,210,612
China (15.06%)
Angang Steel Co., Ltd., Class H	1,258,000	859,587
Anhui Conch Cement Co., Ltd., Class H	74,000	353,757
Bank of Communications Co., Ltd., Class H	740,000	428,508
China Hongqiao Group, Ltd.	492,100	652,237
China Lilang, Ltd.	740,000	462,789
China Medical System Holdings, Ltd.	222,000	450,219
China National Building Material Co., Ltd., Class H	222,000	239,964
China Petroleum & Chemical Corp., ADR	7,243	331,150
China Sanjiang Fine Chemicals Co., Ltd.	1,380,100	527,451
China Shenhua Energy Co., Ltd., Class H	259,000	489,927

	Shares	Value
China (continued)
Fufeng Group, Ltd.	1,036,000	$331,951
Greatview Aseptic Packaging Co., Ltd.	1,036,000	439,935
Greenland Hong Kong Holdings, Ltd.	1,591,000	388,990
Greentown Management Holdings Co., Ltd.(a)	1,295,000	773,219
Lonking Holdings, Ltd.	1,591,000	495,450
Qingdao Port International Co., Ltd., Class H(a)	740,000	380,896
Shenzhen Expressway Co., Ltd., Class H	518,000	489,261
Sinopec Shanghai Petrochemical Co., Ltd., ADR	12,701	264,435
Sinotruk Hong Kong, Ltd.	277,500	474,930
Tianneng Power International, Ltd.	222,000	425,080
Yanzhou Coal Mining Co., Ltd., Class H	592,000	879,108
Zhejiang Expressway Co., Ltd., Class H	518,000	437,269
		10,576,113
Colombia (0.62%)
Banco De Bogota Sa	24,605	433,284

Czech Republic (0.95%)
O2 Czech Republic AS	54,427	664,551

India (9.24%)
Balrampur Chini Mills, Ltd.(b)	181,004	927,337
Dhampur Sugar Mills, Ltd.	182,669	873,026
HSIL, Ltd.	261,368	875,441
Phillips Carbon Black, Ltd.(b)	265,031	966,955
Polyplex Corp., Ltd.(b)	45,029	912,017
Redington India, Ltd.	221,741	975,136
Vedanta, Ltd.(b)	235,505	955,280
		6,485,192
Russia (12.92%)
Beluga Group PJSC	12,543	455,291
Federal Grid Co. Unified Energy System PJSC	202,390,000	556,226
Gazprom Neft PJSC	137,640	800,412
Gazprom PJSC	260,850	1,015,530
Inter RAO UES PJSC	6,808,000	404,885
LUKOIL PJSC	10,582	908,697
Magnitogorsk Iron & Steel Works PJSC	962,000	902,897
Novolipetsk Steel PJSC	282,680	998,875
OGK-2 PJSC	58,090,000	536,237

	Shares	Value
Russia (continued)
Sberbank of Russia PJSC	170,570	$714,310
Severstal PAO	52,540	1,284,054
Unipro PJSC	13,098,000	490,836
		9,068,250
South Africa (11.96%)
AECI, Ltd.	102,083	697,659
African Rainbow Minerals, Ltd.	93,684	1,911,502
Exxaro Resources, Ltd.	36,593	452,840
Impala Platinum Holdings, Ltd.	62,493	1,126,100
Kumba Iron Ore, Ltd.	18,278	970,622
Motus Holdings, Ltd.	117,401	682,070
Reunert, Ltd.	212,333	688,393
Royal Bafokeng Platinum, Ltd.	85,211	674,011
Truworths International, Ltd.	282,357	1,191,002
		8,394,199
South Korea (10.35%)
Chungdahm Learning, Inc.(b)	25,715	762,340
Green Chemical Co., Ltd.	77,034	817,053
Hanmi Semiconductor Co., Ltd.	42,328	1,348,682
Huchems Fine Chemical Corp.	38,591	821,977
KGMobilians Co., Ltd.	67,044	612,008
Kolon Global Corp.	34,891	735,585
Kumho Petrochemical Co., Ltd.	3,256	576,045
Motonic Corp.	53,909	522,569
Samsung C&T Corp.	2,849	350,475
SSANGYONG C&E Co., Ltd.	103,823	718,479
		7,265,213
Taiwan (25.33%)
ASROCK, Inc.	148,000	891,757
Asustek Computer, Inc.	37,000	464,402
Catcher Technology Co., Ltd.	74,000	489,540
Chenbro Micom Co., Ltd.	222,000	592,212
Chicony Electronics Co., Ltd.	185,000	532,541
CyberPower Systems, Inc.	111,000	318,334
Dimerco Express Corp.	296,000	1,074,343
Foxsemicon Integrated Technology, Inc.	37,000	308,278
Gigabyte Technology Co., Ltd.	111,000	396,925
Global Mixed Mode Technology, Inc.	111,000	1,081,620
Holy Stone Enterprise Co., Ltd.	185,000	826,926
Huaku Development Co., Ltd.	185,000	562,310
ITE Technology, Inc.(b)	236,800	1,066,934
Micro-Star International Co., Ltd.	122,100	646,193
Nantex Industry Co., Ltd.	259,000	1,139,174
Nishoku Technology, Inc.	185,000	694,618
Radiant Opto-Electronics Corp.	148,000	558,341

	Shares	Value
Taiwan (continued)
Sea Sonic Electronics Co., Ltd.	233,100	$854,380
Sitronix Technology Corp.	74,000	1,016,127
Sunonwealth Electric Machine Industry Co., Ltd.	259,000	404,731
Systex Corp.	185,000	578,849
TA-I Technology Co., Ltd.	259,000	632,566
Thinking Electronic Industrial Co., Ltd.	111,000	873,234
Topco Scientific Co., Ltd.	148,000	685,357
Transcend Information, Inc.	185,000	463,079
Tripod Technology Corp.	148,000	635,080
		17,787,851
Thailand (0.65%)
Tisco Financial Group PLC	170,200	455,696

Turkey (6.26%)
Dogus Otomotiv Servis ve Ticaret AS	184,260	558,947
Eczacibasi Yatirim Holding Ortakligi AS	130,573	605,601
Enerjisa Enerji AS(a)	392,533	475,177
Eregli Demir ve Celik Fabrikalari TAS	383,431	910,114
Is Yatirim Menkul Degerler AS	756,317	1,221,632
Tofas Turk Otomobil Fabrikasi AS	160,987	626,294
		4,397,765
Total Common Stocks
(Cost $58,470,447)		67,817,696

Total Investments (96.60%)
(Cost $58,470,447)		$67,817,696

Other Assets Less Liabilities (3.40%)		2,390,536

Net Assets (100.00%)		$70,208,232

Percentages based on Net Assets.

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $1,629,292, which represented approximately 2.32% of net assets.
(b)	Non-income producing security.

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	95.19%
Purchased Options	4.81%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Tail Risk ETF
Schedule of Investments
July 31, 2021 (Unaudited)
		Face Amount	Value
U.S. Treasury Obligations (93.64%)
U.S. Treasury Bond, 0.625%, 5/15/2030		$307,040,000	$293,055,249
United States Treasury Inflation Indexed Bonds, 0.125%, 7/15/2030		17,251,641	19,596,795
			312,652,044
Total U.S. Treasury Obligations
(Cost $317,824,623)			312,652,044

	Contracts	Notional Amount	Value
Purchased Options (4.74%)
Put Options
S&P 500® Index
Expires 09/17/21, Strike Price $3,900	26	$11,427,676	$49,530
Expires 12/17/21, Strike Price $3,700	49	21,536,774	265,580
Expires 12/17/21, Strike Price $3,900	76	33,403,976	581,020
Expires 03/18/22, Strike Price $3,700	92	40,436,392	887,340
Expires 03/18/22, Strike Price $3,900	168	73,840,368	2,135,280
Expires 06/17/22, Strike Price $3,700	86	37,799,236	1,168,310
Expires 06/17/22, Strike Price $3,900	285	125,264,910	4,936,200
Expires 09/15/22, Strike Price $4,100	118	51,864,068	3,109,300

	Contracts	Notional Amount	Value
Purchased Options (continued)
Expires 12/15/22, Strike Price $4,000	98	$43,073,548	$2,672,950
Total Purchased Options
(Cost $24,486,427)			15,805,510

Total Investments (98.38%)
(Cost $342,311,050)			$328,457,554

Other Assets Less Liabilities (1.62%)			5,418,030

Net Assets (100.00%)			$333,875,584

Percentages based on Net Assets.

Cambria Tail Risk ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations	$–	$312,652,044	$–	$312,652,044
Total	$–	$312,652,044	$–	$312,652,044
Other Financial Instruments
Purchased Options	$15,805,510	$–	$–	$15,805,510
Total	$15,805,510	$–	$–	$15,805,510

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Trinity ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Exchange Traded Funds (98.81%)
Global (22.46%)
Alternative ETF (1.03%)
iM DBi Managed Futures Strategy ETF(a)	16,281	$467,325

Commodity ETF (4.89%)
Invesco DB Base Metals Fund(b)	58,245	1,209,166
Invesco DB Energy Fund(b)	63,657	1,017,946
		2,227,112
Equity ETF (16.54%)
Alpha Architect Value Momentum Trend ETF(b)	32,405	896,005
iShares® Global Consumer Discretionary ETF	6,633	1,123,896
iShares® Global Materials ETF	13,332	1,240,409
Cambria Global Real Estate ETF(a)*	48,530	1,577,123
Cambria Global Value ETF*	116,479	2,695,813
		7,533,246
International (19.81%)
Equity ETF (14.33%)
Cambria Emerging Shareholder Yield ETF*	84,632	3,262,563
Cambria Foreign Shareholder Yield ETF*	118,974	3,261,970
		6,524,533
Fixed Income ETF (5.48%)
SPDR® FTSE International Government Inflation-Protected Bond ETF	15,576	889,078
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	51,612	1,605,650
		2,494,728

	Shares	Value
United States (56.54%)
Alternative ETF (6.49%)
First Trust Managed Futures Strategy Fund	25,144	$1,214,203
WisdomTree Managed Futures Strategy Fund	42,219	1,741,593
		2,955,796
Commodity ETF (7.26%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	162,373	3,307,538

Equity ETF (28.33%)
Cambria Shareholder Yield ETF*	90,007	5,551,632
Cambria Value and Momentum ETF*	216,499	5,029,272
Vanguard® Small-Cap ETF	5,115	1,135,274
Vanguard® Small-Cap Value ETF	6,930	1,183,644
		12,899,822
Fixed Income ETF (14.46%)
Schwab US TIPS Bond ETF	12,708	811,914
Vanguard® Intermediate-Term Government Bond ETF	51,678	3,542,527
Vanguard® Total Bond Market ETF	25,725	2,231,901
		6,586,342
Total Exchange Traded Funds
(Cost $39,549,389)		44,996,442

	Shares	Value
Short-Term Investment (0.81%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	366,760	$366,760

Total Short-Term Investment
(Cost $366,760)		366,760

Total Investments (99.62%)
(Cost $39,916,149)		$45,363,202

Other Assets Less Liabilities (0.38%)		176,508

Net Assets (100.00%)		$45,539,710

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $356,685.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield as of July 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $366,760.

Investment Abbreviations:
ETF - Exchange Traded Funds
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depository Receipt
TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies for the three months ended July 31, 2021 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income
Cambria Emerging Shareholder Yield ETF	$3,257,557	$101,269	$–	$(96,262)	$–	$3,262,563	84,632	$90,032
Cambria Foreign Shareholder Yield ETF	3,213,038	104,816	–	(55,884)	–	3,261,970	118,974	76,078
Cambria Global Real Estate ETF	1,490,084	49,323	–	37,716	–	1,577,123	48,530	30,657
Cambria Global Value ETF	2,586,481	85,190	–	24,142	–	2,695,813	116,479	44,691
Cambria Shareholder Yield ETF	5,459,364	182,300	–	(90,032)	–	5,551,632	90,007	28,281
Cambria Value and Momentum ETF	3,689,825	1,449,745	–	(110,298)	–	5,029,272	216,499	13,122
	$19,696,349	$1,972,643	$–	$(290,618)	$–	$21,378,373	675,121	$282,861

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Cannabis ETF
Health Care	40.57%
Consumer Staples	33.25%
Consumer Discretionary	8.32%
Real Estate	8.33%
Materials	5.34%
Financials	4.19%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Cannabis ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (96.49%)
Consumer Discretionary (8.03%)
Greenlane Holdings, Inc., Class A(a)(b)	438,690	$1,561,737
GrowGeneration Corp.(b)	29,778	1,211,071
		2,772,808
Consumer Staples (32.09%)
Altria Group, Inc.	21,000	1,008,840
British American Tobacco PLC	33,936	1,264,428
Constellation Brands, Inc., Class A	8,454	1,896,570
Imperial Brands PLC	41,454	888,522
Neptune Wellness Solutions, Inc.(a)(b)	469,014	378,119
NewAge, Inc.(a)(b)	326,298	623,229
Philip Morris International, Inc.	12,096	1,210,689
Turning Point Brands, Inc.	29,484	1,563,242
Universal Corp.	15,792	823,711
Village Farms International, Inc.(a)(b)	147,336	1,421,792
		11,079,142
Financials (4.04%)
RIV Capital, Inc.(b)	925,638	1,394,837

Health Care (39.15%)
Arena Pharmaceuticals, Inc.(b)	17,766	1,099,005
Aurora Cannabis, Inc.(a)(b)	86,533	607,462
Canopy Growth Corp.(b)	73,920	1,397,827
cbdMD, Inc.(a)(b)	190,562	491,650
Charlottes Web Holdings, Inc.(a)(b)	191,436	615,308
Cronos Group, Inc.(b)	136,626	1,006,933
HEXO Corp.(a)(b)	119,341	474,977
Jazz Pharmaceuticals PLC(b)	9,235	1,565,517
MediPharm Labs Corp.(a)(b)	646,884	222,956

	Shares	Value
Health Care (continued)
Organigram Holdings, Inc.(a)(b)	345,660	$900,445
Tilray, Inc.(a)(b)	309,452	4,521,094
Valens Co., Inc.(a)(b)	284,004	614,629
		13,517,803
Materials (5.15%)
Scotts Miracle-Gro Co.	10,058	1,779,864

Real Estate (8.03%)
Innovative Industrial Properties, Inc.(c)	12,900	2,773,371

Total Common Stocks
(Cost $36,177,942)		33,317,825

	Shares	Value
Short-Term Investment (26.44%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)(f)	9,130,015	$9,130,015

Total Short-Term Investment
(Cost $9,130,015)		9,130,015

Total Investments (122.93%)
(Cost $45,307,957)		$42,447,840

Liabilities Less Other Assets (-22.93%)		(7,917,692)

Net Assets (100.00%)		$34,530,148

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $8,410,884.
(b)	Non-income producing security.
(c)	Real Estate Investment Trust.
(d)	Rate shown is the 7-day effective yield as of July 31, 2021.
(e)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $9,130,015.

Investment Abbreviations:
ADR - American Depository Receipt
PLC - Public Limited Company

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Real Estate ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (98.56%)(a)
Australia (5.21%)
APN Industria REIT	86,880	$213,585
Aventus Group	94,460	217,662
Charter Hall Group	18,520	221,395
Stockland	59,990	193,704
		846,346
Canada (5.26%)
Dream Industrial Real Estate Investment Trust	22,974	295,554
H&R Real Estate Investment Trust	20,831	281,008
SmartCentres Real Estate Investment Trust	11,493	277,836
		854,398
Great Britain (1.46%)
AEW UK REIT PLC	165,860	236,080

Japan (14.23%)
Activia Properties, Inc.	40	181,395
Frontier Real Estate Investment Corp.	40	185,224
Fukuoka REIT Corp.	120	201,595
Heiwa Real Estate REIT, Inc.	130	206,782
Hoshino Resorts REIT, Inc.	30	190,329
Ichigo Hotel REIT Investment Corp.	220	182,890
Japan Metropolitan Fund Invest	200	208,742
Japan Prime Realty Investment Corp.	50	195,069
Kenedix Office Investment Corp.	20	147,122
Kenedix Retail REIT Corp.	70	193,975
Samty Residential Investment Corp.	180	208,705
Tosei Reit Investment Corp.	160	207,684
		2,309,512
Mexico (2.52%)
Concentradora Fibra Danhos SA de CV	191,370	224,957

	Shares	Value
Mexico (continued)
Macquarie Mexico Real Estate Management SA de CV(b)	151,280	$184,519
		409,476
Netherlands (2.35%)
Vastned Retail NV	6,440	192,515
Wereldhave NV	11,420	188,439
		380,954
Singapore (3.06%)
AIMS APAC REIT	189,030	220,427
ARA LOGOS Logistics Trust	417,000	276,984
		497,411
South Africa (4.42%)
Arrowhead Properties, Ltd., Class B(c)	867,940	189,568
Hyprop Investments, Ltd.(c)	104,400	175,363
SA Corporate Real Estate, Ltd.	1,281,570	179,317
Vukile Property Fund, Ltd.	241,780	173,770
		718,018
Spain (1.30%)
Lar Espana Real Estate Socimi SA(c)	33,550	211,332

United States (58.76%)
American Finance Trust, Inc.	23,110	195,742
American Homes 4 Rent, Class A	5,500	231,000
Armada Hoffler Properties, Inc.	15,930	207,090
Bluerock Residential Growth REIT, Inc.	16,800	214,536
Brandywine Realty Trust	14,230	198,651
Brixmor Property Group, Inc.	8,740	201,195
CareTrust REIT, Inc.	8,530	205,743
Columbia Property Trust, Inc.	11,310	188,538
CubeSmart	4,640	230,422
Duke Realty Corp.	4,370	222,345
EastGroup Properties, Inc.	1,270	223,799
Extra Space Storage, Inc.	1,340	233,347
First Industrial Realty Trust, Inc.	4,000	219,120
Franklin Street Properties Corp.	37,050	193,401
Global Net Lease, Inc.	10,700	197,629
Highwoods Properties, Inc.	4,420	210,790
Industrial Logistics Properties Trust	7,880	213,548
Innovative Industrial Properties, Inc.	1,130	242,939
Iron Mountain, Inc.	4,590	200,858
Kimco Realty Corp.	9,610	204,981
Kite Realty Group Trust	9,230	186,077
Lexington Realty Trust	15,060	198,039
Life Storage, Inc.	2,000	234,720
LTC Properties, Inc.	4,500	170,325
National Health Investors, Inc.(d)	2,630	179,445
National Retail Properties, Inc.	4,280	209,163

	Shares	Value
United States (continued)
Omega Healthcare Investors, Inc.	5,210	$189,019
One Liberty Properties, Inc.	7,380	225,754
Piedmont Office Realty Trust, Inc., Class A	10,670	202,943
PS Business Parks, Inc.	1,340	205,918
Public Storage	720	224,986
Realty Income Corp.	3,030	212,979
Retail Opportunity Investments Corp.	11,270	199,141
Retail Value, Inc.	10,000	244,400
Rexford Industrial Realty, Inc.	3,580	220,242
Sabra Health Care REIT, Inc.	11,890	221,035
Saul Centers, Inc.	4,520	206,112
SITE Centers Corp.	13,360	211,890
Spirit Realty Capital, Inc.	4,240	212,933
STAG Industrial, Inc.	5,230	216,104
STORE Capital Corp.	5,990	216,778
Tanger Factory Outlet Centers, Inc.(d)	10,270	176,336
UMH Properties, Inc.	9,270	215,806
Urstadt Biddle Properties, Inc., Class A	10,760	205,193
Ventas, Inc.	1,865	111,490
VICI Properties, Inc.	6,570	204,918
		9,537,420
Total Common Stocks
(Cost $14,317,306)		16,000,947

	Shares	Value
Short-Term Investment (1.08%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(e)(f)	175,275	$175,275

Total Short-Term Investment
(Cost $175,275)		175,275

Total Investments (99.64%)
(Cost $14,492,581)		$16,176,222

Other Assets Less Liabilities (0.36%)		58,553

Net Assets (100.00%)		$16,234,775

Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $184,519, which represented approximately 1.14% of net assets.
(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 was $166,324.
(e)	Rate shown is the 7-day effective yield as of July 31, 2021.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2021 was $175,275.

As of July 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Notes to Schedules of Investments for further information regarding fair value measurements.

Cambria ETF Trust

Notes to Schedules of Investments

July 31, 2021 (Unaudited)

1.	ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These schedules of investments and corresponding notes relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Global Tail Risk ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, Cambria Cannabis ETF, and Cambria Global Real Estate ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended July 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.